RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2018
Related Party Transaction [Line Items]
Amount owed to officer fully repaid	$ 950
Officers and Directors
Related Party Transaction [Line Items]
Management fees	$ 4,500	$ 0